Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions and Dispositions
3. Acquisitions and Dispositions
2014 Disposition
In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million (£418 million) in net cash consideration. As a result of the sale, a loss of $633 million ($442 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $60 million ($51 million, net of income tax), as well as $77 million ($50 million, net of income tax) related to net investments in foreign operation hedges. The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL’s results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment. See Note 2.
2013 Acquisition
ProVida
Description of Transaction
On October 1, 2013, MetLife completed its previously announced acquisition of Administradora de Fondos de Pensiones Provida S.A. (“ProVida”), the largest private pension fund administrator in Chile based on assets under management and number of pension fund contributors. The acquisition of ProVida supports the Company's growth strategy in emerging markets and further strengthens the Company's overall position in Chile. Pursuant to an agreement with Banco Bilbao Vizcaya Argentaria, S.A. and BBVA Inversiones Chile S.A. (together, "BBVA"), a subsidiary of MetLife, Inc. acquired 64.32% of the outstanding shares of ProVida from BBVA and conducted a public cash tender offer, through which MetLife acquired an additional 27.06% of the outstanding shares of ProVida. As a result, as of October 1, 2013, MetLife owned 91.38% of the total outstanding shares of ProVida, for a total acquisition price of $1.9 billion.
MetLife’s accounting for pension products sold in foreign jurisdictions, where the sale and administration of those products are restricted by government regulations to pension companies, is under an insurance company accounting model. ProVida’s assets under management meet the qualifications for separate account presentation. As such, the portion of the assets representing pension participants’ funds are reported at estimated fair value as separate account assets, with an equivalent amount reported as separate account liabilities. The fair value of separate account assets and liabilities as of the acquisition date was $45.2 billion. ProVida’s mandatory ownership interest in the funds (the “Encaje investment”), representing a 1% interest in each of the funds offered, is accounted for as FVO Securities and reported in fair value option and trading securities on the balance sheet. Direct and incremental costs resulting in successful sales are capitalized and amortized over the estimated gross profits of the new business sold. Additionally, a portion of the revenue collected through fees on ProVida’s mandatory savings product are deferred and recognized when future services are provided to participants who have stopped contributing to the savings product due to retirement, disability or unemployment (“non-contributors”).
Allocation of Purchase Price
Of the $1.9 billion purchase price, $631 million and $159 million was allocated to the fair value of tangible assets acquired and liabilities assumed, respectively, of which $451 million in assets represented the Encaje investment. Additionally, $941 million was allocated to VOBA, which represented the value of the future profit margin from existing in-force pension participants (“acquired affiliates”) who were contributors as of the acquisition date and is subject to amortization as a percentage of estimated gross profits from the acquired contributing affiliates over an estimated weighted average period of 15 years. The amounts allocated to the ProVida trade name and goodwill were $179 million and $1.1 billion, respectively, both of which were not subject to amortization. The value of the trade name represented the savings or relief from royalty costs due to ownership of the ProVida name. Goodwill represented the expected future profits resulting from new sales after the acquisition date. The purchase price was also allocated to a future service liability (“FSL”) of $589 million attributable to acquired affiliates who, at the purchase date, were not contributing or would become non-contributors at some point in the future. This liability represents the discounted future cost of servicing these affiliate accounts. The FSL is being released to earnings over the non-contributor phase period based on the actual expenses incurred during the respective period for servicing non-contributors from the acquired business. The allocated purchase price also included deferred tax assets and deferred tax liabilities of $118 million and $224 million, respectively, which were attributable to the intangible assets and liabilities, excluding goodwill, established at the purchase date. No portion of goodwill is expected to be deductible for tax purposes. The fair value of noncontrolling interests was $176 million, and was valued based upon the offered public cash tender price for each outstanding share of ProVida not acquired by MetLife.
Revenues and Earnings of ProVida
Revenues and net income of $100 million and $42 million, respectively, resulting from the acquisition of ProVida since the acquisition date, were included in the consolidated statement of operations within the Latin America segment for the year ended December 31, 2013.
2013 Disposition
MetLife Bank
In 2013, MetLife Bank, National Association (“MetLife Bank”) and MetLife, Inc. completed the sale of MetLife Bank’s $6.4 billion of deposits. In August 2013, MetLife Bank merged with and into MetLife Home Loans LLC (“MLHL”), its former subsidiary, with MLHL as the surviving, non-bank entity. MetLife Bank has sold or otherwise exited substantially all of its operations. In conjunction with exiting MetLife Bank’s businesses (the “MetLife Bank Divestiture”), for the years ended December 31, 2014, 2013 and 2012, the Company recorded net losses of $21 million, $115 million and $163 million, respectively, net of income tax. The net losses included the gain on disposal of the depository business, the loss on disposal of mortgage servicing rights (“MSRs”), gains (losses) on securities and mortgage loans sold or other costs related to MetLife Bank’s businesses.
Each of the businesses that were exited as part of the MetLife Bank Divestiture could not be separated from the rest of the operations since the Company did not separately manage the businesses as a reportable segment, operating segment, or reporting unit. As a result, the businesses have not been reported as discontinued operations in the consolidated financial statements.
MetLife Bank had historically taken advantage of collateralized borrowing opportunities with the Federal Home Loan Bank (“FHLB”) of New York (“FHLB of NY”). In January 2012, MetLife Bank discontinued taking advances from the FHLB of NY. In April 2012, MetLife Bank transferred cash to Metropolitan Life Insurance Company (“MLIC”) related to $3.8 billion of outstanding advances which had been included in long-term debt, and MLIC assumed the associated obligations under terms similar to those of the transferred advances by issuing funding agreements which are included in PABs. See Note 12.